Derivative Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Liabilities [Abstract]
Schedule of Derivative Financial Liabilities Measured at Fair Value	As of December 31, 2023, the balance of derivative financial liabilities measured at fair value was summarized as below:
	December 31, 2023	December 31, 2022
Short-term derivative financial liabilities:
ESA derivative liabilities	-	269,251,436

Long-term derivative financial liabilities:
Warrant liabilities	-	19,083,004
	-	288,334,440